Income tax credit (Details) - USD ($)		12 Months Ended			36 Months Ended
	Jun. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.17%
Provision for income tax		$ 3,732,744	$ (1,937,558)	$ (677,474)
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate		16.50%
Provision for income tax			0	0
United Kingdom
Income Tax Disclosure [Line Items]
Applicable tax rate		19.00%
Provision for income tax			0	0
PRC
Income Tax Disclosure [Line Items]
Applicable tax rate		25.00%
Provision for income tax		$ 0	$ 0	$ 0
Singapore
Income Tax Disclosure [Line Items]
Applicable tax rate		17.00%
Provision for income tax					$ 0